Liabilities assumed from time charters attached (Tables)	12 Months Ended
Dec. 31, 2025
Liabilities Assumed From Time Charters Attached
Liabilities assumed from time charters attached - Unamortized balance expected to be amortized (table)

Period/ Year	Amount
2026	8,047
2027	4,275
Liabilities assumed from time charters attached	$12,322